Risk Management (Details) - Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	30.00%	31.00%
Gross carrying amount	R 554,107	R 485,740
Impairment loss allowance	R 165,240	R 149,541
Since invoicing [Member]
Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	6.00%	7.00%
Gross carrying amount	R 201,762	R 195,058
Impairment loss allowance	R 12,844	R 13,177
1 month since invoicing date [Member]
Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	14.00%	18.00%
Gross carrying amount	R 64,098	R 51,655
Impairment loss allowance	R 8,988	R 9,434
2 months since invoicing date [Member]
Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	22.00%	25.00%
Gross carrying amount	R 39,487	R 29,777
Impairment loss allowance	R 8,627	R 7,328
3 months since invoicing date [Member]
Schedule of Provides Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category [Line Items]
Expected credit loss rate	54.00%	57.00%
Gross carrying amount	R 248,760	R 209,250
Impairment loss allowance	R 134,781	R 119,602